PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 10
100 Mulberry Street, GC3
Newark, NJ 07102

February 17, 2010

VIA EDGAR SUBMISSION

Securities and Exchange Commission
450 Fifth Street
Judiciary Plaza
Washington, D.C. 20549

Re:           485(b) Filing for Prudential Investment Portfolios, Inc. 10
(formerly, Strategic Partners Mutual Funds, Inc.)
Registration Nos. 333-23017, 811-08085

Dear Sir or Madam:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant.  This Post-Effective Amendment designates February 17, 2010 as its effective date.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Sincerely,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary